John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.8%		$581,194,176
(Cost $451,574,310)
Consumer discretionary 12.7%		74,719,767
Automobile components 3.3%
Patrick Industries, Inc.	22,291	2,995,687
The Goodyear Tire & Rubber Company (A)	895,186	9,614,298
Visteon Corp. (A)	73,854	6,895,748
Hotels, restaurants and leisure 1.6%
Wyndham Hotels & Resorts, Inc.	96,751	9,499,013
Household durables 3.3%
Century Communities, Inc.	65,572	5,925,086
Sonos, Inc. (A)	610,887	8,314,172
Tri Pointe Homes, Inc. (A)	117,589	5,118,649
Leisure products 1.1%
Malibu Boats, Inc., Class A (A)	144,075	6,245,651
Specialty retail 1.5%
Monro, Inc.	315,253	8,864,914
Textiles, apparel and luxury goods 1.9%
Kontoor Brands, Inc.	42,074	3,861,552
Oxford Industries, Inc.	88,794	7,384,997
Consumer staples 1.5%		8,677,689
Household products 1.5%
Spectrum Brands Holdings, Inc.	94,374	8,677,689
Energy 5.6%		32,599,812
Energy equipment and services 1.7%
Atlas Energy Solutions, Inc. (B)	198,757	4,684,702
Valaris, Ltd. (A)	107,268	4,954,709
Oil, gas and consumable fuels 3.9%
Gulfport Energy Corp. (A)	76,444	13,438,855
Sitio Royalties Corp., Class A	401,753	9,521,546
Financials 27.1%		159,687,344
Banks 19.2%
1st Source Corp.	123,192	7,993,929
Banc of California, Inc.	401,347	6,915,209
Bank OZK	249,780	12,481,507
Berkshire Hills Bancorp, Inc.	368,683	11,237,458
Cadence Bank	237,976	9,088,303
Enterprise Financial Services Corp.	159,804	9,682,524
First Busey Corp.	373,381	9,965,539
First Interstate BancSystem, Inc., Class A	157,948	5,523,442
Hancock Whitney Corp.	164,439	9,764,388
National Bank Holdings Corp., Class A	192,799	9,204,224
Seacoast Banking Corp. of Florida	349,492	10,470,780
Synovus Financial Corp.	191,731	10,942,088
Consumer finance 1.6%
Bread Financial Holdings, Inc.	160,588	9,447,392
Financial services 1.1%
HA Sustainable Infrastructure Capital, Inc.	203,514	6,382,199
Insurance 5.2%
Assured Guaranty, Ltd.	57,875	5,398,580
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Fidelis Insurance Holdings, Ltd.	346,778	$7,119,352
Kemper Corp.	95,505	6,827,652
ProAssurance Corp. (A)	379,091	6,338,402
White Mountains Insurance Group, Ltd.	2,440	4,904,376
Health care 4.2%		24,650,421
Health care equipment and supplies 2.4%
Haemonetics Corp. (A)	111,572	9,759,203
ICU Medical, Inc. (A)	28,053	4,599,570
Health care providers and services 1.8%
Acadia Healthcare Company, Inc. (A)	133,663	5,430,728
AMN Healthcare Services, Inc. (A)	186,743	4,860,920
Industrials 20.2%		118,797,854
Building products 3.0%
American Woodmark Corp. (A)	100,688	9,140,457
Gibraltar Industries, Inc. (A)	41,305	2,992,134
Janus International Group, Inc. (A)	705,069	5,273,916
Commercial services and supplies 3.2%
ACCO Brands Corp.	630,160	3,667,531
Brady Corp., Class A	82,726	6,195,350
Vestis Corp.	568,909	9,148,057
Electrical equipment 0.9%
Thermon Group Holdings, Inc. (A)	162,371	5,124,429
Ground transportation 1.4%
Ryder System, Inc.	49,721	8,394,894
Machinery 6.2%
Alamo Group, Inc.	38,589	7,715,871
John Bean Technologies Corp.	81,628	10,286,761
Kennametal, Inc.	294,555	8,453,729
The Middleby Corp. (A)	70,715	10,139,824
Professional services 3.7%
Huron Consulting Group, Inc. (A)	81,686	10,031,858
Maximus, Inc.	30,612	2,280,594
Science Applications International Corp.	37,546	4,665,091
Verra Mobility Corp. (A)	196,391	4,646,611
Trading companies and distributors 1.8%
Air Lease Corp.	209,052	10,640,747
Information technology 6.8%		40,174,511
Electronic equipment, instruments and components 4.9%
Belden, Inc.	63,816	7,811,078
CTS Corp.	90,417	4,964,797
ePlus, Inc. (A)	88,144	7,127,324
Knowles Corp. (A)	456,588	8,885,202
Software 1.9%
ACI Worldwide, Inc. (A)	29,021	1,648,973
Progress Software Corp.	142,335	9,737,137
Materials 7.3%		42,699,066
Chemicals 5.0%
Axalta Coating Systems, Ltd. (A)	238,938	9,667,431
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
Element Solutions, Inc.	314,900	$9,031,332
HB Fuller Company	87,439	6,723,185
Mativ Holdings, Inc.	316,648	4,163,921
Containers and packaging 2.3%
TriMas Corp.	496,336	13,113,197
Real estate 9.7%		57,288,701
Health care REITs 1.1%
Sabra Health Care REIT, Inc.	358,326	6,711,446
Hotel and resort REITs 1.4%
DiamondRock Hospitality Company	874,412	8,114,543
Industrial REITs 0.8%
LXP Industrial Trust	468,954	4,384,720
Residential REITs 2.8%
Centerspace	109,539	7,941,578
Independence Realty Trust, Inc.	398,671	8,706,975
Retail REITs 2.1%
Phillips Edison & Company, Inc.	241,556	9,541,462
The Macerich Company	144,270	3,059,967
Specialized REITs 1.5%
PotlatchDeltic Corp.	196,878	8,828,010
Utilities 3.7%		21,899,011
Electric utilities 2.1%
Portland General Electric Company	128,694	6,167,016
TXNM Energy, Inc.	132,633	6,505,649
Gas utilities 1.6%

ONE Gas, Inc.	118,332	9,226,346

Exchange-traded funds 0.6%		$3,650,787
(Cost $3,314,783)
Vanguard Small-Cap ETF	14,014	3,650,787

	Yield (%)	Shares	Value
Short-term investments 1.3%			$7,802,543
(Cost $7,801,767)
Short-term funds 0.8%			4,702,543
John Hancock Collateral Trust (C)	4.4849(D)	470,127	4,702,543

	Par value^	Value
Repurchase agreement 0.5%		3,100,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-29-24 at 4.580% to be repurchased at $3,101,183 on 12-2-24, collateralized by $3,132,700 U.S. Treasury Bonds, 4.500% due 2-15-44 (valued at $3,162,047)	3,100,000	3,100,000

Total investments (Cost $462,690,860) 100.7%	$592,647,506
Other assets and liabilities, net (0.7%)	(4,205,319)
Total net assets 100.0%	$588,442,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $4,608,330.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$581,194,176	$581,194,176	—	—
Exchange-traded funds	3,650,787	3,650,787	—	—
Short-term investments	7,802,543	4,702,543	$3,100,000	—
Total investments in securities	$592,647,506	$589,547,506	$3,100,000	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	470,127	$3,918,270	$15,518,869	$(14,735,768)	$204	$968	$2,014	—	$4,702,543
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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